UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06342

 NAME OF REGISTRANT:                     Aberdeen Global Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1735 Market Street
                                         32nd Floor
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 32nd
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

Aberdeen Global Income Fund
--------------------------------------------------------------------------------------------------------------------------
 OAS FINANCE LTD                                                                             Agenda Number:  706431359
--------------------------------------------------------------------------------------------------------------------------
        Security:  67104HAA4
    Meeting Type:  BOND
    Meeting Date:  22-Sep-2015
          Ticker:
            ISIN:  US67104HAA41
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVAL, REJECTION OR MODIFICATION OF                    Mgmt          For                            For
       JUDICIAL REORGANIZATION PLAN


       N.B. WE VOTED THROUGH SEPARATE ARRANGEMENTS
       WITH OUR BRAZILIAN LAWYERS AT THE CREDITORS
       MEETING

2      ELECT MEMBERS OF CREDITORS COMMITTEE AND                  Mgmt          Against                        Against
       THEIR SUBSTITUTES


       N.B. WE VOTED THROUGH SEPARATE ARRANGEMENTS
       WITH OUR BRAZILIAN LAWYERS AT THE CREDITORS
       MEETING



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Global Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 07/22/2016